Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Operating activities
Net Loss	$ (603,650)	$ (715)	$ (217,203)	$ (249)	$ (13,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred compensation	165,162
Partial refund of facility lease deposit	52,055
Stock based compensation expense	29,668		36,473
Change in value of liability			48,308
Change in prepaids & other current assets	(210,622)		(22,521)
Change in deposits			(65,069)
Change in accounts payable	(46,732)		60,264		2,886
Change in accrued expenses	1,220,674		91,354		9,207
Net cash used in operating activities	(492,052)	(715)	(68,394)	(249)	(1,377)
Investing activities
Purchase of equipment	(117,342)
Payments for property and equipment					(106,228)
Payments for Leasehold Improvements	(141,568)		(12,420)
Purchase of domain name			(14,833)
Net cash used in investing activities	(258,910)		(27,253)	0	(106,228)
Financing activities
Proceeds from sales of shares to advisors			8,171
Proceeds from sale of common stock					20,000
Cash from acquisition			2,556
Proceeds from issue of SAFE agreements			210,000
Proceeds from Private Placement, net of offering costs	206,930		6,760,484
Proceeds from shareholder loans and advances				1,250	125,701
Repayment of shareholder loans and advances			(136,616)	(795)
Payment of other offering costs	(45,000)
Net cash provided by Financing activities	161,930		6,844,595	455	145,701
Net change in cash	(588,962)	(715)	6,748,948	206	38,096
Cash, beginning of period	6,787,250	2,899	38,302		206
Cash, end of period	$ 6,198,218	2,184	6,787,250	$ 206	38,302
Supplemental Disclosures
Conversion of SAFE agreements into equity			$ 258,308
Expenses paid by officers					800
Equipment paid by officers					$ 9,600